Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Schedule of Incentive Distributions Made to Common and Subordinated Unitholders
Our distributions have been as follows:

Declaration Date	Amount Declared Per Unit (a)	Record Date	Date Paid	Amount Paid
January 17, 2013	$0.4750	February 1, 2013	February 15, 2013	$12,961
April 16, 2013	$0.4750	May 1, 2013	May 15, 2013	$12,961
July 17, 2013	$0.4750	August 1, 2013	August 15, 2013	$13,711
October 17, 2013	$0.4900	November 1, 2013	November 15, 2013	$14,144
January 15, 2014	$0.5100	January 31, 2014	February 14, 2014	$14,726
April 16, 2014	$0.5250	May 1, 2014	May 15, 2014	$17,391

(a)	For all common and subordinated units, no distributions were declared for our holders of incentive distribution rights or the holders of our Class B units.

Our distributions have been as follows:

Declaration Date	Amount Declared Per Unit (a)		Record Date	Date Paid	Amount Paid
October 19, 2012	$0.2375	(b)	November 1, 2012	November 15, 2012	$6,480
January 17, 2013	$0.4750		February 1, 2013	February 15, 2013	$12,961
April 16, 2013	$0.4750		May 1, 2013	May 15, 2013	$12,961
July 17, 2013	$0.4750		August 1, 2013	August 15, 2013	$13,711
October 17, 2013	$0.4900		November 1, 2013	November 15, 2013	$14,144
January 15, 2014	$0.5100		January 31, 2014	February 14, 2014	$14,726
(a) For all common and subordinated units. No distributions were declared for our holders of incentive distribution rights or the holders of our Class B units.
(b) Represents a pro rata distribution of our minimum quarterly distribution for the period from August 16, 2012 through September 30, 2012.

Schedule of Net Income Attributable to Limited Partners
Net income attributable to our limited partner unitholders is as follows during the three months ended March 31, 2014 (in thousands, except per unit amounts):

	Common Unitholders	Subordinated Unitholders
Subsequent distributions declared (See Note 16)	10,230	7,161
Undistributed earnings (deficit)	(539)	1,520
Limited partners’ interest in net income	$9,691	$8,681
Subsequent distributions declared (per unit)	$0.5250	$0.5250

Net income attributable to our limited partner unitholders is as follows during the year ended December 31, 2013 (in thousands, except per unit amounts):

	Common Unitholders	Subordinated Unitholders
Distributions during the period	$21,174	$19,642
Subsequent distributions declared (See Note 18)	7,769	6,957
Undistributed earnings	2,010	2,218
Limited partners’ interest in net income	30,953	28,817
Subsequent distributions declared (per unit)	$0.5100	$0.5100